Allianz Global Investors Solutions 2035 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2035 Fund
Allianz Global Investors Solutions 2035 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012 to the
Statutory Prospectus for Class A and R Shares of Allianz Funds Multi-Strategy Trust,
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2035 Fund

The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2035 Fund		Advisory Fees		Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	[2]	0.05%	[1]	0.25%	0.30%	[1]	0.84%	1.44%	(0.38%)	[3]	1.06%	[3]
Class R		0.05%	[1]	0.50%	0.30%	[1]	0.84%	1.69%	(0.28%)	[3]	1.41%	[3]
[1]	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.06% for Class A and 1.41% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.